UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Quattro Global Capital, LLC
Address:546 Fifth Avenue
	19th Floor
	New York, NY 10036
13F File Number:	28-11428
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	        STEPHEN ELLWOOD
Title:    	Chief Compliance Officer
Phone:    	212-201-8787
Signature, 	Place,	and Date of Signing:
Stephen Ellwood	New York, NY	August 11, 2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	14
Form 13F Information Table Value Total:   	$14,569 (in 1000s)
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FORM 13F INFORMATION TABLE
                                                                                                    VOTING
                                                               VALUE    SHARES/    SH/  PUT/INVSTMT   AUTH.
         NAME OF ISSUER         TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT    PRN  CALLDSCRETN    SOLE

CIENA CORP                      NOTE 0.875% 6/1    171779 AE 1     324      525000 PRN       SOLE    525000
FIBERTOWER CORP                 COM NEW            31567R 20 9     192       40711  SH       SOLE     40711
FORD MTR CO CAP TR II           PFD TR CV6.5%      345395 20 6     871       19657 PRN       SOLE     19657
GLOBALSTAR INC                  COM                378973 40 8     231      150000  SH       SOLE    150000
GLOBALSTAR INC                  NOTE 5.750% 4/0    378973 AA 9    1545     1890000 PRN       SOLE   1890000
HUMAN GENOME SCIENCES INC       NOTE 2.250%10/1    444903 AK 4    4435     2809000 PRN       SOLE   2809000
JAZZ PHARMACEUTICALS INC        NOTE 8.000%12/3    47214E AA 0     260      276000 PRN       SOLE    276000
LEAP WIRELESS INTL INC          NOTE 4.500% 7/1    521863 AL 4    1516     1820000 PRN       SOLE   1820000
LEVEL 3 COMMUNICTIONS INC       COM                52729N 10 0      33       30012  SH       SOLE     30012
LORAL SPACE & COMMUNICATNS I    COM                543881 10 6       2          45  SH       SOLE        45
MBIA INC                        COM                55262C 10 0     168       30000  SH       SOLE     30000
MEDTRONIC INC                   NOTE 1.500% 4/1    585055 AL 0    4981     5000000 PRN       SOLE   5000000
SOLUTIA INC                     COM NEW            834376 50 1       0      225250  SH       SOLE    225250
WESTWAY GROUP INC               *W EXP 05/24/201   96169B 11 8      10       52900 WRT       SOLE     52900



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